PETROSTEAM LICENSE (Details Narrative) - Petrosteam - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
LicenseAgreementLineItems [Line Items]
Stock issued for patent license, shares	2,991,400
Contractual obligation		$ 12,500,000